UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Derin Cohen
1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Name and address of agent for service)

1-212-217-2597
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2022

Item 1. Reports to Stockholders.

(a)

TrimTabs ETF Trust
FCF US Quality ETF
FCF International Quality ETF
Donoghue Forlines Tactical High Yield ETF
Donoghue Forlines Risk Managed Innovation ETF
Donoghue Forlines Yield Enhanced Real Asset ETF

Semi-Annual Report
January 31, 2022

TrimTabs ETF Trust

TABLE OF CONTENTS
Shareholder Letter for FCF US Quality ETF	1
Performance Summary for FCF US Quality ETF	3
Shareholder Letter for FCF International Quality ETF	4
Performance Summary for FCF International Quality ETF	6
Shareholder Letter for Donoghue Forlines Tactical High Yield ETF	7
Performance Summary for Donoghue Forlines Tactical High Yield ETF	9
Shareholder Letter for Donoghue Forlines Risk Managed Innovation ETF	10
Performance Summary for Donoghue Forlines Risk Managed Innovation ETF	12
Shareholder Letter for Donoghue Forlines Yield Enhanced Real Asset ETF	13
Performance Summary for Donoghue Forlines Yield Enhanced Real Asset ETF	15
Shareholder Expense Examples	16
Portfolio Holdings Allocation	18
Schedules of Investments	20
Statements of Assets and Liabilities	40
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	49
Notes to Financial Statements	54
Additional Information	75

FCF US Quality ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited)

Dear Shareholder,

The FCF US Quality ETF (TTAC) was up 2.73% (NAV) and 2.76% (Market) for the 6 months ended January 31, 2022.  Our benchmark, the Russell 3000 Total Return Index (R3000), was up 1.03% over the same period.

On an absolute basis, the leading contributors of TTAC were Information Technology stocks contributed to 2.08% return, and Large Blend stocks with 1.63% return. On a benchmark relative basis, the best active contributors were Information Technology, adding 1.38% active return over R3000; and Large Blend stocks, contributed to 0.77% active return. The main active detractors were Financials stocks and Large Value stocks, losing 0.84% and 0.65% respectively.

TTAC owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of January 31, 2022, the weighted average return on assets for TTAC was 13.16%, compared to 10.42% of R3000; and cash flow return of 5.72% compared to 3.83%. Historically, high quality stocks underperformed in the recovery stage but remained resilient throughout the economic cycle. We believe holding a Large and Mid-cap high-quality portfolio selected by the proprietary free cash flow metrics informed by our research as a core position can benefit investors in the long-term.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of FCF Advisors LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

Investing involves risk, including the possible loss of principal. Individual shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small and mid-cap securities which may have less liquidity and greater volatility than large-cap securities.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the Index.

FCF US Quality ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited) (Continued)

Free Cash Flow represents the cash that a company is able to generate after accounting for capital expenditures.

The FCF US Quality ETF is distributed by Quasar Distributors, LLC.

The return on equity is a measure of the profitability of a business in relation to the equity.

A company’s debt-to-capital ratio or D/C ratio is the ratio of its total debt to its total capital, its debt and equity combined.

FCF US Quality ETF

PERFORMANCE SUMMARY
January 31, 2022 (Unaudited)

Growth of a $10,000 Investment

	One	Five	Since
Average Annual Total Returns (as of January 31, 2022)	Year	Year	Inception(a)
FCF US Quality ETF – NAV	24.04%	16.07%	17.04%
FCF US Quality ETF – Market	23.68%	16.04%	17.04%
Russell 3000® Total Return Index	18.80%	16.11%	16.38%

This chart assumes an initial gross investment of $10,000 made on September 27, 2016 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 29, 2021 is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on September 27, 2016.

FCF International Quality ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited)

Dear Shareholder,

The FCF International Quality ETF (TTAI) returned -5.04% (NAV) and -4.16% (Market) for the 6 months ended January 31, 2022.  Our benchmark, the S&P Developed Ex-U.S. BMI Net Total Return Index (SCRTWU), returned -4.64% over the same period.

On an absolute basis, the leading contributors of TTAI were Information energy stocks with a 0.22% return, Foreign Large Value stocks with 0.27% return and Canadian stocks with 0.10% return. On a benchmark relative basis, the best active contributors were Information Technology, Foreign Large Growth and Developed Asia stocks, adding 0.93%, 0.75% and 0.82% active returns over SCRTWU, respectively. The main active detractors were Financials, Foreign Large Blend and Europe Ex EU stocks losing 1.44%, 1.31% and 0.92%, respectively.

TTAI owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of January 31, 2022, the weighted average cash flow return for TTAI was 8.22% compared to the benchmark’s 3.95%. Historically, high quality stocks underperformed in the recovery stage but remained resilient throughout of the economic cycle. We believe holding a Large and Mid-cap high-quality portfolio selected by the proprietary free cash flow metrics informed by our research as a core position can benefit investors in the long-term.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of FCF Advisors LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

Investing involves risk, including the possible loss of principal. Individual shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which may have less liquidity and greater volatility than large-cap securities. Returns on investments in foreign securities could be more volatile than investments in securities of domestic issuers.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

FCF International Quality ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited) (Continued)

The S&P Developed Ex-U.S. BMI Net Total Return Index (“S&P Index”) is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The S&P Index is float adjusted, meaning that only those shares publicly available to investors are included in the S&P Index calculation. It is not possible to invest directly in the Index.

Free Cash Flow represents the cash that a company is able to generate after accounting for capital expenditures.

The FCF International Quality ETF is distributed by Quasar Distributors, LLC.

FCF International Quality ETF

PERFORMANCE SUMMARY
January 31, 2022 (Unaudited)

Growth of a $10,000 Investment

	One	Three	Since
Average Annual Total Returns (as of January 31, 2022)	Year	Year	Inception(a)
FCF International Quality ETF – NAV	9.60%	14.08%	8.15%
FCF International Quality ETF – Market	10.38%	14.24%	8.37%
S&P Developed Ex-U.S. BMI Index	5.83%	9.68%	6.45%

This chart assumes an initial gross investment of $10,000 made on June 27, 2017 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 29, 2021 is 0.60%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on June 27, 2017.

Donoghue Forlines Tactical High Yield ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited)

Dear Shareholder,

The Donoghue Forlines Tactical High Yield ETF (DFHY or the “Fund”) was down -2.45% (NAV) and -2.52% (Market) for the 6 months ended January 31, 2022. The underlying index, FCF Tactical High Yield Index (the Index), was down -2.52%. Our benchmark, the Bloomberg U.S. Aggregate Bond Index was down -3.17%.

DFHY outperformed the broader market index, the Bloomberg U.S. Aggregate Bond Index, for the 6 months ended January 31, 2022. During this time period, bond markets were challenged by sharply higher interest rates and volatility. DFHY is a fund of funds that tactically allocates exposure to high yield bond ETFs or intermediate term treasury bond ETFs on a daily buy-sell signal. DFHY aims to capture the majority of the upside and more importantly avoid the majority of the downside of the high yield asset class during a full credit market cycle. The strategy utilizes proprietary defensive “Tactical” indicators to attempt to mitigate downside volatility and preserve capital by shifting primarily towards intermediate term treasury exposure during market declines. The underlying funds are passively managed and track indexes, therefore DFHY derives its alpha from being invested in the high yield bond market or intermediate term treasury market at the right time. The Fund also derives alpha from the broader fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index, by holding high yield bonds (which the benchmark Index does not) and less duration than the broader market index, the Bloomberg U.S. Aggregate Bond Index.  On an absolute basis, both our high yield bond ETFs and intermediate term treasury ETFs produced negative returns during the period, with high yield bond ETFs outperforming on a relative basis.

The Fund’s underlying index experienced 4 risk mitigation signals for the 6 months ended January 31, 2022. The first sell signal occurred on August 5, 2021, which saw the Fund allocate to an 80% mix of intermediate term Treasury ETFs and a 20% mix of high yield bond ETFs. A subsequent buy signal triggered on August 26, 2021, which saw the Fund allocate back to a 100% mix of high yield bond ETFs. The Fund performed in line with its benchmark, both down -0.44% over that time period. The second sell signal occurred on October 1, 2021, which saw the Fund allocate to an 80% mix of intermediate term Treasury ETFs and a 20% mix of high yield bond ETFs. A subsequent buy signal triggered on November 5, 2021, which saw the Fund allocate back to a 100% mix of high yield bond ETFs. The Fund underperformed its benchmark by 0.63%, with DFHY down -0.30% and the benchmark up 0.33% over that time period. The third sell signal occurred on November 18, 2021, which saw the Fund allocate to an 80% mix of intermediate term Treasury ETFs and a 20% mix of high yield bond ETFs. A subsequent buy signal triggered on December 13, 2021, which saw the Fund allocate back to a 100% mix of high yield bond ETFs. The Fund underperformed its benchmark by 0.15%, with DFHY up 0.31% and the benchmark up 0.46% over that time period. The fourth sell signal occurred on January 10, 2022, which saw the Fund allocate to an 80% mix of intermediate term Treasury ETFs and a 20% mix of high yield bond ETFs. DFHY allocation remained that way at the end of the six month period ended January 31, 2022.

Donoghue Forlines Tactical High Yield ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited) (Continued)

The Fund underperformed its benchmark by 0.11%, with DFHY down -0.65% and the benchmark down -0.54% over that time period. While the signals did not provide positive attribution against being fully invested in high yield bond ETFs for the duration of the time period, the portfolio benefited from its high yield allocation when invested and benefited from less exposure to duration than the benchmark index which allowed it to outperform on a relative basis.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of FCF Advisors LLC and Donoghue Forlines LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

Investing involves risk, including the possible loss of principal. Individual shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Because the Fund invests in ETFs, an investor will indirectly bear the principal risks of the underlying funds, including illiquidity, and an investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. Passive funds that seek to track an index may hold the component securities of the underlying index regardless of the current or projected performance of a specific security or the relevant market as a whole, which could cause the fund returns to be lower than if the fund employed an active strategy. The performance of the Fund may diverge from that of its Index. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund and may also result in higher taxes if Shares are held in a taxable account. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in high yield securities and unrated securities of similar credit quality are considered to be speculative and are generally subject to a greater risk of loss of principal and interest than investment grade securities. Investment in a fund that utilizes a tactical overlay that seeks to minimize risk may not be appropriate for every investor seeking a particular risk profile.

The Donoghue Forlines Tactical High Yield ETF is distributed by Quasar Distributors, LLC.

FCF Tactical High Yield Index tracks the performance of a rules-based tactical strategy that employs technical signals to determine a bullish or defensive posture: when bullish, the Index is fully invested into selected High Yield Bond exchange-traded funds (“ETFs”); when defensive, the Index directs 80% of its position into selected intermediate-term U.S. Treasury ETFs.

The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

Alpha is a term used in investing to describe an investment strategy’s ability to beat the market, or its “edge.”

Donoghue Forlines Tactical High Yield ETF

PERFORMANCE SUMMARY
January 31, 2022 (Unaudited)

Growth of a $10,000 Investment

	One	Since
Average Annual Total Returns (as of January 31, 2022)	Year	Inception(a)
Donoghue Forlines Tactical High Yield ETF – NAV	-0.25%	0.35%
Donoghue Forlines Tactical High Yield ETF – Market	-0.34%	0.32%
FCF Tactical High Yield Index	-0.58%	-0.04%
Bloomberg U.S. Aggregate Bond Index	-2.97%	-2.84%

This chart assumes an initial gross investment of $10,000 made on December 7, 2020 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 29, 2021 is 0.88%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on December 7, 2020.

Donoghue Forlines Risk Managed Innovation ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited)

Dear Shareholder,

The Donoghue Forlines Risk Managed Innovation ETF (DFNV) was down -6.57% (NAV) and -6.55% (Market) for the 6 months ended January 31, 2022. The underlying index, FCF Risk Managed Quality Innovation Index, was down -6.43%. Our benchmark, the Russell 1000 Total Return Index (R1000), was up 1.69%.

On an absolute basis, the leading contributors of DFNV were Financial stocks with a 0.18% return, and Large Growth stocks with 27.96% return; the largest detractors were Communication stocks with a -15.09% return. On a benchmark relative basis, the best active contributors were Communications stocks, adding 0.24% active return over R1000, and Large Growth stocks contributed to 0.98% active return. The main active detractor was Information Technology stocks, losing -3.59%, and Mid Blend stocks, losing -0.73%.

DFNV owns a portfolio of high-quality innovative stocks selected by our proprietary free cash flow algorithm: as of January 31, 2022, the weighted average return on equity for DFNV was 20.46%, compared to 54.36% of R1000 and debt-to-capital of 41.53% compared to 42.10%. The Free Cash Flow Growth YoY (year-over-year) for DFNV was 205.92%, compared to Russell 1000’s 73.87%. DFNV remained fully invested during the period ending January 31, 2022, as the Fund’s underlying index did not employ the downside risk mitigation model.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of FCF Advisors LLC and Donoghue Forlines LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

Investing involves risk, including the possible loss of principal. Individual shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which may have less liquidity and greater volatility than large-cap securities. Because the Fund may invest in ETFs, an investor will indirectly bear the principal risks of the underlying funds, including illiquidity, and an investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. Passive funds that seek to track an index may hold the component securities of the underlying index regardless

Donoghue Forlines Risk Managed Innovation ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited) (Continued)

of the current or projected performance of a specific security or the relevant market as a whole, which could cause the fund returns to be lower than if the fund employed an active strategy. The performance of the Fund may diverge from that of its Index. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund and may also result in higher taxes if Shares are held in a taxable account. Investment in a fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged bear market environments may not be appropriate for ever investor seeking a particular risk profile.

Free Cash Flow represents the cash that a company is able to generate after accounting for capital expenditures.

The Donoghue Forlines Risk Managed Innovation ETF is distributed by Quasar Distributors, LLC.

FCF Risk Managed Quality Innovation Index tracks the performance of a rules-based strategy that aims to provide risk-managed exposure to U.S. publicly traded companies with strong free cash flow and strong research and development (“R&D”) investment.

The Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index, which represent about 90% of the total market capitalization of that index.

Return on equity (ROE) is a measure of financial performance calculated by dividing net income by shareholders’ equity.

The weighted average return is the sum total of the product (or multiplication) of weights that are associated with different investment options and their respective returns.

A company’s debt-to-capital ratio or D/C ratio is the ratio of its total debt to its total capital, its debt and equity combined.

YOY (Year over Year) is used to make comparisons between one time period and another that is one year earlier.

Donoghue Forlines Risk Managed Innovation ETF

PERFORMANCE SUMMARY
January 31, 2022 (Unaudited)

Growth of a $10,000 Investment

	One	Since
Average Annual Total Returns (as of January 31, 2022)	Year	Inception(a)
Donoghue Forlines Risk Managed Innovation ETF – NAV	5.23%	9.23%
Donoghue Forlines Risk Managed Innovation ETF – Market	4.93%	9.23%
FCF Risk Managed Quality Innovation Index	5.67%	9.73%
Russell 1000® Total Return Index	20.32%	18.66%

This chart assumes an initial gross investment of $10,000 made on December 7, 2020 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 29, 2021 is 0.69%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on December 7, 2020.

Donoghue Forlines Yield Enhanced Real Asset ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited)

Dear Shareholder,

The Donoghue Forlines Yield Enhanced Real Asset ETF (DFRA) began trading on December 14, 2021.  Since the commencement of operations on December 13, 2021 through the period ended January 31, 2022, DFRA was up 4.89% (NAV) and 4.45% (Market). The underlying index, FCF Yield Enhanced Real Asset Index, was up 4.89%. DFRA’s benchmark, the S&P Real Assets Equity Index was up 1.01%.

DFRA outperformed its benchmark since inception to the period ended January 31, 2022. Real asset equities, as represented by the S&P Real Assets Equity Index, outperformed the broader market, as represented by the S&P 500 Index, during this time period. The largest contributors to performance were Energy stocks and Consumer Staples, respectively up 16.04% and 15.65% during the time period. The largest detractors were Real Estate Stocks and Industrials, respectively down -3.00% and -3.35%.

DFRA owns a portfolio of high-quality real asset stocks* selected by our proprietary free cash flow algorithm: as of January 31, 2022 the weighted average return on equity for DFRA was 24.61% and debt-to-capital of 47.57%. The price-to-sales ratio was 17.06 and the price-to-earnings ratio 17.06. Earnings growth year-over-year was 66.21% and the Free Cash Flow Growth YoY was 346.41%.

*	“Real asset” stocks are currently defined as common stock, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and American Depositary Receipts (“ADRs”) included in the “Real Assets Industry Group,” as defined by FCF Indexes LLC, the index provider for the FCF Yield Enhanced Real Asset Index.

The views and opinions expressed in this discussion are those of FCF Advisors LLC and Donoghue Forlines LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

Investing involves risk, including the possible loss of principal. Individual shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Passive funds that seek to track an index may hold the component securities of the underlying index regardless of the current or projected performance of a specific security or the relevant market as a whole, which could cause the fund returns to be lower than if the fund employed an active strategy.  The performance of the Fund may diverge from that of its Index known as tracking error. The Fund is new with limited performance history to evaluate.

Donoghue Forlines Yield Enhanced Real Asset ETF

SHAREHOLDER LETTER
January 31, 2022 (Unaudited) (Continued)

The Fund may be subject to certain risks associated with direct investments in REITs such as the quality of credit, changes in their underlying properties and by defaults by borrowers or tenants. MLPs can be affected by macroeconomic  factors, expectations of interest rates, investor sentiment or changes in a particular issuer’s financial condition.  The Fund is more susceptible to adverse developments affecting one or more of these sectors.

Free Cash Flow represents the cash that a company is able to generate after accounting for capital expenditures.

The Donoghue Forlines Yield Enhanced Real Asset ETF is distributed by Quasar Distributors, LLC.

Return on equity (ROE) is a measure of financial performance calculated by dividing net income by shareholders’ equity.

A company’s earnings are its after-tax net income. This is the company’s bottom line or its profits.

Market Price: The current price at which shares are bought and sold. Market returns are based upon last trade price.

NAV: The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

The S&P Real Assets Equity Index is a static weighted return of investable and liquid equity indexed components that measures the performance of real return strategies that invest in listed global property, infrastructure, natural resources, and timber and forestry companies.

The FCF Yield Enhanced Real Asset Index is designed to track the investment result of a rules-based strategy that aims to provide exposure to global “real assets” equities.

Donoghue Forlines Yield Enhanced Real Asset ETF

PERFORMANCE SUMMARY
January 31, 2022 (Unaudited)

Growth of a $10,000 Investment

Since
Cumulative Returns (as of January 31, 2022)	Inception(a)
Donoghue Forlines Yield Enhanced Real Asset ETF – NAV	4.89%
Donoghue Forlines Yield Enhanced Real Asset ETF – Market	4.45%
FCF Yield Enhanced Real Asset Index	4.89%
S&P Real Assets Equity Index (Net Total Return)	1.01%

This chart assumes an initial gross investment of $10,000 made on December 13, 2021 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 29, 2021 is 0.69%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on December 13, 2021.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2022 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value	Value	8/1/21 –
	8/1/21	1/31/22	1/31/22(a)
FCF US Quality ETF
Actual	$1,000.00	$1,027.30	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2022 (Unaudited) (Continued)

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value	Value	8/1/21 –
	8/1/21	1/31/22	1/31/22(a)
FCF International Quality ETF
Actual	$1,000.00	$ 949.60	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value	Value	8/1/21 –
	8/1/21	1/31/22	1/31/22(b)
Donoghue Forlines
Tactical High Yield ETF
Actual	$1,000.00	$ 975.50	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value	Value	8/1/21 –
	8/1/21	1/31/22	1/31/22(b)
Donoghue Forlines Risk
Managed Innovation ETF
Actual	$1,000.00	$ 934.30	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value	Value	12/13/21 –
	12/13/21	1/31/22	1/31/22(c)
Donoghue Forlines Yield
Enhanced Real Asset ETF
Actual(c)	$1,000.00	$1,048.90	$0.95
Hypothetical (5% return before expenses)(d)	$1,000.00	$1,021.73	$3.52

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.
(b)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.
(c)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 49/365 to reflect the period.
(d)	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2022 (Unaudited)

FCF US Quality ETF
Communications	4.6%
Consumer Discretionary	9.4%
Consumer Staples	7.8%
Energy	2.8%
Financials	11.8%
Health Care	12.4%
Industrials	8.7%
Materials	2.0%
Technology	37.4	%(a)
REITs	2.7%
Money Market Fund	0.4%
Investment Purchased with the Cash Proceeds from Securities Lending	8.7	%(b)
Liabilities in Excess of Other Assets	(8.7)%
Total Net Assets	100.0%

FCF International Quality ETF
Australia	8.7%
Brazil	1.3%
Canada	7.9%
China	5.1%
Denmark	6.0%
Finland	2.1%
France	5.4%
Germany	3.9%
Hong Kong	1.0%
India	0.4%
Ireland	2.9%
Israel	0.7%
Italy	1.5%
Japan	10.1%
Mexico	0.9%
Netherlands	2.7%
Norway	1.4%
Portugal	0.6%
Republic of Korea	1.0%
Singapore	0.5%
South Africa	1.3%
Sweden	6.9%
Switzerland	10.8%
Taiwan	1.0%
United Kingdom	15.2%
Money Market Fund	0.4%
Investment Purchased with the Cash Proceeds from Securities Lending	4.6	%(b)
Liabilities in Excess of Other Assets	(4.3)%
Total Net Assets	100.0%

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2022 (Unaudited) (Continued)

Donoghue Forlines Tactical High Yield ETF
Exchange-Traded Funds	99.9%
Money Market Fund	0.2%
Investment Purchased with the Cash Proceeds from Securities Lending	24.8	%(b)
Liabilities in Excess of Other Assets	(24.9)%
Total Net Assets	100.0%

Donoghue Forlines Risk Managed Innovation ETF
Communications	7.4%
Consumer Discretionary	2.0%
Consumer Staples	0.8%
Energy	0.5%
Financials	0.4%
Health Care	25.6	%(c)
Industrials	3.8%
Technology	59.2	%(c)
Money Market Fund	0.3%
Investment Purchased with the Cash Proceeds from Securities Lending	8.8	%(b)
Liabilities in Excess of Other Assets	(8.8)%
Total Net Assets	100.0%

Donoghue Forlines Yield Enhanced Real Asset ETF
Consumer Staples	1.2%
Energy	24.0%
Industrials	24.2%
Materials	21.8%
Technology	1.4%
Preferred Stock	1.7%
Master Limited Partnerships	10.1%
REITs	15.2%
Money Market Fund	0.3%
Investment Purchased with the Cash Proceeds from Securities Lending	16.9	%(b)
Liabilities in Excess of Other Assets	(16.8)%
Total Net Assets	100.0%

(a)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(b)
Represents cash received as collateral in return for securities lent as part of the securities lending program.  The cash is invested in the Mount Vernon Liquid Assets Portfolio, LLC as noted in the applicable schedules of investments listed in this report.

(c)
The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the FCF Risk Managed Quality Innovation Index is concentrated.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.9%

Communications – 4.6%
Alphabet, Inc. – Class A (a)	1,519	$4,110,520
Interpublic Group of Cos., Inc.	45,133	1,604,027
Omnicom Group, Inc. (d)	12,738	959,936
Sirius XM Holdings, Inc. (d)	92,017	585,228
VeriSign, Inc. (a)	5,209	1,131,290
World Wrestling Entertainment, Inc. – Class A (d)	15,470	772,572
		9,163,573

Consumer Discretionary – 9.4%
AutoNation, Inc. (a)(d)	17,454	1,902,486
AutoZone, Inc. (a)	862	1,712,234
Dick’s Sporting Goods, Inc. (d)	10,537	1,215,970
Etsy, Inc. (a)	6,112	960,073
Genuine Parts Co.	10,010	1,333,632
Home Depot, Inc.	4,317	1,584,253
Lowe’s Cos., Inc.	5,593	1,327,499
Masco Corp.	24,646	1,560,831
O’Reilly Automotive, Inc. (a)	2,618	1,706,281
Ross Stores, Inc.	7,807	763,134
Starbucks Corp.	18,815	1,849,891
Ulta Beauty, Inc. (a)	3,350	1,218,529
Williams-Sonoma, Inc. (d)	6,555	1,052,340
Winmark Corp.	2,232	480,817
		18,667,970

Consumer Staples – 7.8%
BellRing Brands, Inc. – Class A (a)(d)	35,310	860,152
Clorox Co. (d)	5,979	1,003,635
Coca-Cola Co.	46,313	2,825,556
Colgate-Palmolive Co.	14,567	1,201,049
Costco Wholesale Corp.	3,961	2,000,820
Estee Lauder Cos., Inc. – Class A	4,651	1,450,135
Hershey Co.	5,112	1,007,422
Philip Morris International, Inc.	17,991	1,850,374
Procter & Gamble Co.	12,507	2,006,748
Target Corp.	6,199	1,366,446
		15,572,337

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Energy – 2.8%
Antero Midstream Corp. (d)	84,998	$845,730
Continental Resources, Inc. (d)	33,526	1,741,341
Magnolia Oil & Gas Corp. – Class A (d)	68,960	1,491,605
Ovintiv, Inc.	39,424	1,529,651
		5,608,327

Financials – 11.8%
Allstate Corp.	11,499	1,387,584
American Financial Group, Inc.	10,653	1,387,873
Aon PLC – Class A	4,196	1,159,942
Berkshire Hathaway, Inc. – Class B (a)	11,037	3,454,802
Goldman Sachs Group, Inc.	5,494	1,948,612
JPMorgan Chase & Co.	24,109	3,582,597
LPL Financial Holdings, Inc.	8,247	1,421,123
Morgan Stanley	17,160	1,759,586
Progressive Corp.	14,949	1,624,358
SEI Investments Co.	17,631	1,033,353
SVB Financial Group (a)	1,642	958,764
Synchrony Financial	25,977	1,106,361
T Rowe Price Group, Inc. (d)	7,855	1,213,048
U.S. Bancorp	23,307	1,356,234
		23,394,237

Health Care – 12.4%
Abbott Laboratories	12,400	1,580,504
AbbVie, Inc.	19,172	2,624,455
Amgen, Inc.	10,517	2,388,831
Bristol-Myers Squibb Co.	25,257	1,638,927
Cerner Corp.	17,824	1,625,549
Chemed Corp. (d)	1,910	895,618
Johnson & Johnson	17,179	2,959,770
McKesson Corp.	7,987	2,050,423
Mettler-Toledo International, Inc. (a)	895	1,318,048
Molina Healthcare, Inc. (a)	5,014	1,456,467
Pfizer, Inc.	54,464	2,869,708
UnitedHealth Group, Inc.	5,342	2,524,469
Waters Corp. (a)	2,217	709,706
		24,642,475

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Industrials – 8.7%
3M Co.	7,027	$1,166,623
Allegion PLC	7,462	915,811
Emerson Electric Co.	13,277	1,220,820
Illinois Tool Works, Inc.	4,386	1,025,973
Keysight Technologies, Inc. (a)	6,506	1,098,343
Lennox International, Inc.	5,461	1,548,849
Louisiana-Pacific Corp.	21,380	1,420,487
Otis Worldwide Corp.	18,762	1,602,838
Rollins, Inc.	16,802	518,342
Terminix Global Holdings, Inc. (a)	11,352	489,725
Toro Co.	11,318	1,093,092
Trane Technologies PLC	4,641	803,357
TriNet Group, Inc. (a)	12,271	1,045,489
United Parcel Service, Inc. – Class B	12,907	2,609,925
WW Grainger, Inc.	1,567	775,837
		17,335,511

Materials – 2.0%
Eagle Materials, Inc.	8,719	1,271,666
Sherwin-Williams Co.	6,415	1,837,962
Vale SA – ADR	50,801	771,159
		3,880,787

Technology – 37.4% (c)
Accenture PLC – Class A	8,651	3,058,821
Apple, Inc.	69,130	12,082,541
ASML Holding NV – NY Reg Shares	2,011	1,361,849
Atlassian Corp. PLC – Class A (a)	6,036	1,957,716
Autodesk, Inc. (a)	4,257	1,063,356
Broadcom, Inc.	4,660	2,730,201
Cadence Design Systems, Inc. (a)	8,020	1,220,163
CDW Corp.	6,245	1,180,617
Cisco Systems, Inc.	47,894	2,666,259
Crowdstrike Holdings, Inc. – Class A (a)	3,495	631,337
FactSet Research Systems, Inc.	2,593	1,093,961
Fair Isaac Corp. (a)	2,789	1,380,527
Fortinet, Inc. (a)	6,138	1,824,459

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Technology – 37.4% (c) (Continued)
Gartner, Inc. (a)	4,748	$1,395,390
HP, Inc.	46,434	1,705,521
International Business Machines Corp.	17,760	2,372,203
Intuit, Inc.	2,091	1,160,986
Jack Henry & Associates, Inc. (d)	7,515	1,261,092
KLA Corp.	2,384	928,020
Manhattan Associates, Inc. (a)	7,817	1,046,462
MarketAxess Holdings, Inc.	1,550	533,944
Mastercard, Inc. – Class A	5,273	2,037,382
Microchip Technology, Inc. (d)	8,801	681,902
Microsoft Corp.	23,388	7,273,200
Moody’s Corp.	3,783	1,297,569
Motorola Solutions, Inc.	3,134	726,900
MSCI, Inc.	1,892	1,014,339
NVIDIA Corp.	9,001	2,203,985
Palo Alto Networks, Inc. (a)	4,196	2,171,010
Paychex, Inc.	8,533	1,004,846
QUALCOMM, Inc.	8,671	1,524,015
S&P Global, Inc. (d)	4,909	2,038,315
ServiceNow, Inc. (a)	3,357	1,966,463
Texas Instruments, Inc.	6,469	1,161,121
Veeva Systems, Inc. – Class A (a)	4,039	955,385
VMware, Inc. – Class A	6,323	812,379
Western Union Co.	25,639	484,834
Workday, Inc. – Class A (a)	6,017	1,522,361
Xilinx, Inc.	9,086	1,758,595
Zebra Technologies Corp. – Class A (a)	2,134	1,086,462
		74,376,488
TOTAL COMMON STOCKS
(Cost $161,019,301)		192,641,705

REITs – 2.7%

Real Estate – 2.7%
American Tower Corp.	8,680	2,183,020
Gaming and Leisure Properties, Inc.	13,965	630,939

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
REITs – 2.7% (Continued)

Real Estate – 2.7% (Continued)
Iron Mountain, Inc. (d)	28,284	$1,298,801
Simon Property Group, Inc.	7,846	1,154,931
TOTAL REITs
(Cost $4,907,507)		5,267,691

MONEY MARKET FUND – 0.4%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (b)	884,804	884,804
TOTAL MONEY MARKET FUND
(Cost $884,804)		884,804

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 8.7%
Investment Company – 8.7%
Mount Vernon Liquid Asset Portfolio, LLC, 0.12% (b)	17,336,685	17,336,685
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $17,336,685)		17,336,685

Total Investments (Cost $184,148,297) – 108.7%		216,130,885
Liabilities in Excess of Other Assets – (8.7)%		(17,281,411)
TOTAL NET ASSETS – 100.0%		$198,849,474

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of January 31, 2022.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d)	All or a portion of this security was out on loan at January 31, 2022. Total loaned securities had a market value of $17,233,685 as of January 31, 2022.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.  This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.0%

Communications – 6.9%
America Movil SAB de CV – ADR	38,097	$718,510
Kakaku.com, Inc.	29,301	598,853
KDDI Corp.	15,820	501,077
MultiChoice Group	59,802	486,509
NetEase, Inc. – ADR	10,284	1,062,954
Publicis Groupe SA	8,033	538,770
Telenor ASA	39,667	654,055
Telstra Corp. Ltd.	135,638	375,938
WPP PLC – ADR (c)	6,074	473,225
		5,409,891

Consumer Discretionary – 13.6%
adidas AG	2,214	602,550
Bunzl PLC	13,999	520,950
BYD Co. Ltd. – Class H	14,148	401,737
Daimler AG	6,998	549,780
Domino’s Pizza Enterprises Ltd.	8,383	612,871
Fast Retailing Co. Ltd.	764	444,737
Geberit AG	750	506,016
Hennes & Mauritz AB – Class B	38,979	766,391
Howden Joinery Group PLC	47,199	515,441
Iida Group Holdings Co. Ltd.	18,600	383,217
JD Sports Fashion PLC	307,630	778,022
La Francaise des Jeux SAEM	8,816	362,893
Lululemon Athletica, Inc. (a)(c)	1,643	548,368
LVMH Moet Hennessy Louis Vuitton SE	1,426	1,157,628
Next PLC	6,697	675,329
Pandora A/S	4,222	455,157
Persimmon PLC – ADR	1,941	125,350
Persimmon PLC	11,616	373,999
Valeo	16,236	449,075
ZOZO, Inc.	19,080	502,367
		10,731,878

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 98.0% (Continued)

Consumer Staples – 8.0%
Chongqing Brewery Co. Ltd. – Class A (a)	17,300	$362,560
Coles Group Ltd.	51,715	592,353
Diageo PLC	14,741	738,091
Dollarama, Inc.	11,571	597,052
Jeronimo Martins SGPS SA	19,747	473,864
Kesko Oyj – Class B	18,450	578,920
Lawson, Inc.	8,200	359,124
L’Oreal SA	2,103	890,347
Reckitt Benckiser Group PLC	5,678	459,020
Unilever PLC	23,999	1,222,463
		6,273,794

Energy – 1.9%
Lundin Energy AB	17,131	689,668
Neste Oyj	7,910	353,414
Petroleo Brasileiro SA – ADR (c)	32,747	437,172
		1,480,254

Financials – 14.4%
Admiral Group PLC	10,434	441,187
China Merchants Bank Co. Ltd.	76,864	639,790
Commonwealth Bank of Australia	11,447	758,693
Deutsche Boerse AG	3,074	542,885
FinecoBank Banca Fineco SpA	28,447	473,147
Gjensidige Forsikring ASA	17,345	422,411
Hargreaves Lansdown PLC	26,088	470,500
Hong Kong Exchanges & Clearing Ltd.	14,370	807,973
Investor AB – Class B	20,704	444,843
Japan Exchange Group, Inc.	20,140	411,533
Kinnevik AB – Class B (a)	14,847	438,177
Nihon M&A Center, Inc.	19,256	299,013
Partners Group Holding AG	651	897,132
Ping An Insurance Group Co. of China Ltd.	57,746	451,034
Royal Bank of Canada (c)	13,082	1,491,871
Singapore Exchange Ltd.	62,360	429,751
Toronto-Dominion Bank	14,614	1,170,477
Zurich Insurance Group AG	1,614	767,593
		11,358,010

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 98.0% (Continued)

Health Care – 10.8%
Amplifon SpA	14,370	$605,880
Astellas Pharma, Inc.	36,552	587,761
Coloplast A/S – Class B	2,642	382,318
CSL Ltd.	1,873	344,782
GlaxoSmithKline PLC – ADR (c)	15,410	690,676
GN Store Nord AS	7,646	459,014
Medibank Pvt Ltd.	162,866	355,826
Novartis AG – ADR (c)	2,020	175,558
Novartis AG	10,612	917,649
Novo Nordisk A/S – Class B	16,288	1,613,552
Roche Holding AG	3,666	1,411,963
Sonic Healthcare Ltd.	11,351	304,255
Straumann Holding AG	238	389,240
Sysmex Corp.	2,704	254,469
		8,492,943

Industrials – 16.6%
AP Moller – Maersk A/S – Class A	355	1,184,584
Ashtead Group PLC	9,472	668,282
Atlas Copco AB – Class A	19,094	1,112,294
CNH Industrial NV (c)	35,789	541,488
COSCO SHIPPING Holdings Co. Ltd. – Class H (a)	327,500	588,883
Deutsche Post AG	10,473	623,471
Edenred	12,070	513,923
Epiroc AB – Class A	23,919	505,326
Ferguson PLC	3,639	567,714
GEA Group AG	16,193	759,513
Husqvarna AB – Class B	60,824	839,818
Intertek Group PLC	7,385	530,770
Iveco Group NV (a)	7,158	75,228
Kone Oyj – Class B	11,007	707,568
Kuehne + Nagel International AG	2,052	576,416
Recruit Holdings Co. Ltd.	15,763	766,371
Rentokil Initial PLC	54,228	377,930
Samsung Engineering Co. Ltd. (a)	23,216	415,019
Samsung Heavy Industries Co. Ltd. (a)	89,157	383,105
Schindler Holding AG	1,610	399,785

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 98.0% (Continued)

Industrials – 16.6% (Continued)
Schneider Electric SE	2,264	$379,894
SGS SA	198	560,891
		13,078,273

Materials – 7.7%
BHP Group Ltd. – ADR	4,403	280,031
BHP Group Ltd. (c)	24,929	816,966
Evraz PLC	56,942	382,370
Fortescue Metals Group Ltd. – ADR	5,312	148,099
Fortescue Metals Group Ltd.	25,593	359,557
James Hardie Industries PLC	19,562	650,900
Kumba Iron Ore Ltd.	15,822	556,591
Novozymes A/S – Class B	8,891	607,992
Sika AG	2,361	818,127
Vale SA – ADR	38,634	586,464
West Fraser Timber Co. Ltd.	9,151	847,033
		6,054,130

Real Estate – 0.6%
Daito Trust Construction Co. Ltd.	4,432	504,512

Technology – 17.5%
Accenture PLC – Class A	2,803	991,085
ASML Holding NV	2,258	1,507,329
Atlassian Corp. PLC – Class A (a)	3,910	1,268,169
CGI, Inc. (a)	7,841	669,460
Check Point Software Technologies Ltd. (a)	4,422	535,106
Constellation Software, Inc.	510	878,392
Experian PLC	14,805	613,465
Infosys Ltd. – ADR	13,865	326,798
Lenovo Group Ltd.	442,000	474,480
Logitech International SA	6,188	512,589
Nintendo Co. Ltd.	1,308	638,315
Nomura Research Institute Ltd.	13,408	461,381
Pegatron Corp.	174,000	433,530
Realtek Semiconductor Corp.	21,000	397,138
RELX PLC	33,584	1,025,293

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 98.0% (Continued)

Technology – 17.5% (Continued)
Sharp Corp.	30,740	$338,974
Telefonaktiebolaget LM Ericsson – ADR	16,656	206,201
Telefonaktiebolaget LM Ericsson – Class B	34,691	427,092
Temenos AG	4,663	553,783
Trend Micro, Inc. (a)	17,716	932,907
Wolters Kluwer NV	5,953	603,513
		13,795,000
TOTAL COMMON STOCKS
(Cost $77,176,547)		77,178,685

REITs – 1.3%

Real Estate – 1.3%
Goodman Group	39,535	648,234
Segro PLC	21,485	376,215
TOTAL REITs
(Cost $845,589)		1,024,449

MONEY MARKET FUND – 0.4%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (b)	299,328	299,328
TOTAL MONEY MARKET FUND
(Cost $299,328)		299,328

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 4.6%

Investment Company – 4.6%
Mount Vernon Liquid Asset Portfolio, LLC, 0.12% (b)	3,593,118	$3,593,118
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $3,593,118)		3,593,118

Total Investments (Cost $81,914,582) – 104.3%		82,095,580
Liabilities in Excess of Other Assets – (4.3)%		(3,359,846)
TOTAL NET ASSETS – 100.0%		$78,735,734

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of January 31, 2022.
(c)	All or a portion of this security was out on loan at January 31, 2022. Total loaned securities had a market value of $3,516,023 as of January 31, 2022.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
iShares 0-5 Year High Yield Corporate Bond ETF	28,011	$1,250,691
iShares 3-7 Year Treasury Bond ETF (b)	73,656	9,341,790
iShares Broad USD High Yield Corporate Bond ETF (b)	56,316	2,253,203
iShares Fallen Angels USD Bond ETF	45,245	1,301,246
iShares iBoxx High Yield Corporate Bond ETF (b)	30,482	2,581,826
iShares U.S. Treasury Bond ETF	502,616	13,057,964
JPMorgan High Yield Research Enhanced ETF	15,777	793,583
Schwab Intermediate-Term U.S. Treasury ETF	185,642	10,254,864
SPDR Bloomberg High Yield Bond ETF (b)	14,049	1,483,153
SPDR Bloomberg Short Term High Yield Bond ETF	35,429	948,434
SPDR Portfolio Intermediate Term Treasury ETF (b)	282,194	8,894,755
VanEck Fallen Angel High Yield Bond ETF	35,231	1,113,652
Vanguard Intermediate-Term Treasury ETF	215,881	14,122,935
Xtrackers USD High Yield Corporate Bond ETF (b)	52,290	2,027,806
TOTAL EXCHANGE-TRADED FUNDS
(Cost $69,869,783)		69,425,902

MONEY MARKET FUND – 0.2%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (a)	141,758	141,758
TOTAL MONEY MARKET FUND
(Cost $141,758)		141,758

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 24.8%
Investment Company – 24.8%
Mount Vernon Liquid Asset Portfolio, LLC, 0.12% (a)	17,263,693	17,263,693
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $17,263,693)		17,263,693

Total Investments (Cost $87,275,234) – 124.9%		86,831,353
Liabilities in Excess of Other Assets – (24.9%)		(17,299,148)
TOTAL NET ASSETS – 100.0%		$69,532,205

Percentages are stated as a percent of net assets.
ETF – Exchange-Traded Fund
(a)	Rate disclosed is the seven day annualized yield as of January 31, 2022.
(b)	All or a portion of this security was out on loan at January 31, 2022. Total loaned securities had a market value of $16,891,133 as of January 31, 2022.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%

Communications – 7.4%
Electronic Arts, Inc.	7,330	$972,398
Expedia Group, Inc. (a)	5,017	919,566
GoDaddy, Inc. – Class A (a)	9,695	734,008
Match Group, Inc. (a)	7,116	801,973
New York Times Co. – Class A	12,370	495,171
Playtika Holding Corp. (a)	31,619	538,472
Sirius XM Holdings, Inc. (d)	135,367	860,934
Trade Desk, Inc. – Class A (a)	10,116	703,467
		6,025,989

Consumer Discretionary – 2.0%
Axon Enterprise, Inc. (a)(d)	3,240	453,373
Etsy, Inc. (a)	3,483	547,110
Hasbro, Inc.	6,624	612,587
		1,613,070

Consumer Staples – 0.8%
Clorox Co. (d)	3,864	648,611

Energy – 0.5%
Enphase Energy, Inc. (a)	3,008	422,534

Financials – 0.4%
Upstart Holdings, Inc. (a)	3,125	340,656

Health Care – 25.6%
Abbott Laboratories	10,310	1,314,113
AbbVie, Inc.	13,933	1,907,288
ABIOMED, Inc. (a)	2,123	628,132
Agilent Technologies, Inc.	5,326	742,018
Align Technology, Inc. (a)	1,609	796,391
Amgen, Inc.	6,562	1,490,493
Arrowhead Pharmaceuticals, Inc. (a)(d)	8,359	441,021
Biogen, Inc. (a)	3,570	806,820
Bio-Techne Corp.	1,494	562,356
Bristol-Myers Squibb Co.	25,278	1,640,289
CureVac NV (a)(d)	12,370	238,865
Gilead Sciences, Inc.	17,686	1,214,674
Hologic, Inc. (a)	8,351	586,574

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Health Care – 25.6% (Continued)
Incyte Corp. (a)	10,017	$744,564
Johnson & Johnson	12,289	2,117,272
Merck & Co., Inc.	16,631	1,355,094
Mettler-Toledo International, Inc. (a)	572	842,373
Novavax, Inc. (a)(d)	3,611	338,351
Novocure Ltd. (a)	6,481	444,921
Organon & Co.	16,619	530,312
Pfizer, Inc.	32,434	1,708,947
Tandem Diabetes Care, Inc. (a)	4,473	528,306
		20,979,174

Industrials – 3.8%
Cognex Corp.	8,276	550,023
Keysight Technologies, Inc. (a)	4,957	836,841
Toro Co.	6,392	617,339
Trimble, Inc. (a)	8,922	643,811
Woodward, Inc. (d)	4,265	470,302
		3,118,316

Technology – 59.2% (c)
Accenture PLC – Class A	4,561	1,612,678
Adobe, Inc. (a)	2,587	1,382,234
Allegro MicroSystems, Inc. (a)	15,429	437,875
Ambarella, Inc. (a)	2,486	348,413
Analog Devices, Inc.	6,483	1,063,018
Apple, Inc.	3,947	689,857
Arista Networks, Inc. (a)(d)	8,020	996,966
Atlassian Corp. PLC – Class A (a)	2,443	792,363
Autodesk, Inc. (a)	4,210	1,051,616
Bentley Systems, Inc. – Class B (d)	13,497	542,175
Broadcom, Inc.	3,055	1,789,863
Cadence Design Systems, Inc. (a)	6,081	925,163
Cerner Corp.	11,446	1,043,875
Cisco Systems, Inc.	30,333	1,688,638
Citrix Systems, Inc.	7,635	778,312
Crowdstrike Holdings, Inc. – Class A (a)	4,676	844,673
Datadog, Inc. – Class A (a)	5,831	851,967
Dell Technologies, Inc. – Class C (a)	13,936	791,704

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Technology – 59.2% (c) (Continued)
DocuSign, Inc. (a)	4,274	$537,541
Dropbox, Inc. – Class A (a)	24,497	606,301
Dynatrace, Inc. (a)	11,953	655,742
F5 Networks, Inc. (a)(d)	3,237	672,066
FactSet Research Systems, Inc.	1,706	719,744
Fair Isaac Corp. (a)	1,739	860,788
Fortinet, Inc. (a)	3,324	988,026
HubSpot, Inc. (a)(d)	1,219	595,847
International Business Machines Corp.	11,008	1,470,339
Intuit, Inc.	2,476	1,374,750
Jack Henry & Associates, Inc. (d)	4,289	719,737
Juniper Networks, Inc.	19,249	670,250
Lattice Semiconductor Corp. (a)	9,018	497,974
Lumentum Holdings, Inc. (a)(d)	5,928	601,573
Manhattan Associates, Inc. (a)	4,259	570,152
Microchip Technology, Inc.	12,136	940,297
Monolithic Power Systems, Inc.	1,594	642,270
Motorola Solutions, Inc.	3,972	921,266
MSCI, Inc.	1,444	774,157
NetApp, Inc. (d)	9,144	791,047
NortonLifeLock, Inc. (d)	27,535	716,185
NXP Semiconductors NV	4,694	964,335
ON Semiconductor Corp. (a)	11,334	668,706
Palantir Technologies, Inc. – Class A (a)	39,209	537,555
Palo Alto Networks, Inc. (a)	2,091	1,081,883
Paylocity Holding Corp. (a)	2,700	550,746
Pure Storage, Inc. – Class A (a)(d)	20,541	544,131
ServiceNow, Inc. (a)	2,230	1,306,289
Synaptics, Inc. (a)(d)	2,385	501,685
Synopsys, Inc. (a)	3,213	997,637
Veeva Systems, Inc. – Class A (a)	3,462	818,902
VMware, Inc. – Class A	8,653	1,111,737
Workday, Inc. – Class A (a)	4,025	1,018,365
Workiva, Inc. (a)	3,053	361,109
Xilinx, Inc.	3,963	767,039
Zebra Technologies Corp. (a)	1,577	802,882
Zendesk, Inc. (a)(d)	6,315	622,091

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Technology – 59.2% (c) (Continued)
Ziff Davis, Inc. (a)(d)	3,966	$416,668
Zoom Video Communications, Inc. – Class A (a)(d)	4,795	739,773
Zscaler, Inc. (a)	2,887	742,277
		48,511,252
TOTAL COMMON STOCKS
(Cost $80,493,849)		81,659,602

MONEY MARKET FUND – 0.3%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (b)	214,059	214,059
TOTAL MONEY MARKET FUND
(Cost $214,059)		214,059

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 8.8%

Investment Company – 8.8%
Mount Vernon Liquid Asset Portfolio, LLC, 0.12% (b)	7,201,121	7,201,121
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $7,201,121)		7,201,121

Total Investments (Cost $87,909,029) – 108.8%		89,074,782
Liabilities in Excess of Other Assets – (8.8)%		(7,184,794)
TOTAL NET ASSETS – 100.0%		$81,889,988

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of January 31, 2022.
(c)
The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

(d)	All or a portion of this security was out on loan at January 31, 2022. Total loaned securities had a market value of $7,319,468 as of January 31, 2022.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 72.6%

Consumer Staples – 1.2%
Archer-Daniels-Midland Co.	9,859	$739,425

Energy – 24.0%
Antero Midstream Corp. (c)	62,523	622,104
Chevron Corp.	8,061	1,058,651
ConocoPhillips	11,330	1,004,065
Coterra Energy, Inc.	33,779	739,760
Devon Energy Corp. (c)	20,141	1,018,531
Diamondback Energy, Inc.	4,533	571,883
Equinor ASA – ADR (c)	29,558	814,323
Equitrans Midstream Corp.	60,719	492,431
Exxon Mobil Corp. (c)	18,266	1,387,485
Kinder Morgan, Inc.	58,793	1,020,647
ONEOK, Inc.	12,699	770,575
Ovintiv, Inc.	17,034	660,919
PetroChina Co. Ltd. – ADR	9,722	481,142
Shell PLC – ADR (a)	35,225	1,810,565
TotalEnergies SE – ADR	21,869	1,242,159
Williams Cos., Inc.	35,148	1,052,331
		14,747,571

Industrials – 24.2%
3M Co.	7,128	1,183,391
ABB Ltd. – ADR	20,813	723,668
Allegion PLC	3,336	409,427
Allison Transmission Holdings, Inc.	15,017	570,496
AO Smith Corp.	8,030	613,653
Caterpillar, Inc.	5,565	1,121,681
Cummins, Inc.	3,712	819,906
Donaldson Co., Inc.	9,786	544,689
Emerson Electric Co.	11,577	1,064,505
Hillenbrand, Inc.	11,808	548,836
Honeywell International, Inc. (c)	3,694	755,349
Hubbell, Inc.	3,062	573,482
Lincoln Electric Holdings, Inc.	2,993	382,625
nVent Electric PLC	15,810	546,868
Oshkosh Corp.	5,365	610,591

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 72.6% (Continued)

Industrials – 24.2% (Continued)
Siemens AG – ADR	12,244	$966,541
Trane Technologies PLC	4,458	771,680
Union Pacific Corp.	4,498	1,099,986
Waste Management, Inc. (c)	6,282	945,064
Watsco, Inc.	2,365	668,254
		14,920,692

Materials – 21.8%
BHP Group Ltd. – ADR	42,355	2,693,778
CF Industries Holdings, Inc.	12,920	889,800
Chemours Co.	19,667	643,308
Cia Siderurgica Nacional SA – ADR	101,075	482,128
Dow, Inc.	15,214	908,732
Eastman Chemical Co.	6,880	818,238
Newmont Corp.	15,590	953,640
Olin Corp.	11,832	599,527
Owens Corning	5,926	525,636
POSCO – ADR	8,312	469,961
PPG Industries, Inc.	5,198	811,928
Rio Tinto PLC – ADR	17,109	1,221,583
Southern Copper Corp.	16,616	1,061,596
Vale SA – ADR	88,660	1,345,859
		13,425,714

Technology – 1.4%
Corning, Inc.	19,896	836,428
TOTAL COMMON STOCKS
(Cost $42,612,218)		44,669,830

PREFERRED STOCK – 1.7%

Energy – 1.7%
Petroleo Brasileiro SA – ADR	86,540	1,050,595
TOTAL PREFERRED STOCK
(Cost $890,484)		1,050,595

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
MASTER LIMITED PARTNERSHIPS – 10.1%

Energy – 10.1%
Energy Transfer, LP	94,088	$900,422
EnLink Midstream, LLC	78,629	625,887
Enterprise Products Partners, LP	43,189	1,020,988
Magellan Midstream Partners, LP	13,788	673,820
MPLX, LP	30,164	989,983
Phillips 66 Partners, LP	17,524	733,905
Plains All American Pipeline, LP	44,760	482,065
Western Midstream Partners, LP	32,341	771,009
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,368,848)		6,198,079

REITs – 15.2%

Financials – 1.2%
Annaly Capital Management, Inc.	92,747	732,701

Real Estate – 14.0%
American Tower Corp.	4,559	1,146,588
Crown Castle International Corp.	4,964	905,980
Equity LifeStyle Properties, Inc.	8,720	682,689
Extra Space Storage, Inc.	4,289	850,037
First Industrial Realty Trust, Inc.	5,955	361,945
Gaming and Leisure Properties, Inc.	15,899	718,317
Iron Mountain, Inc. (c)	15,972	733,434
Lamar Advertising Co. – Class A	6,311	699,006
Omega Healthcare Investors, Inc. (c)	12,812	403,322
Public Storage	3,269	1,172,035
Simon Property Group, Inc. (c)	6,636	976,819
		8,650,172
TOTAL REITs
(Cost $9,835,881)		9,382,873

MONEY MARKET FUND – 0.3%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (b)	183,836	183,836
TOTAL MONEY MARKET FUND
(Cost $183,836)		183,836

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited) (Continued)

	Shares	Value
INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 16.9%

Investment Company – 16.9%
Mount Vernon Liquid Asset Portfolio, LLC, 0.12% (b)	10,429,665	$10,429,665
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $10,429,665)		10,429,665

Total Investments (Cost $69,320,932) – 116.8%		71,914,878
Liabilities in Excess of Other Assets – (16.8)%		(10,342,162)
TOTAL NET ASSETS – 100.0%		$61,572,716

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of January 31, 2022.
(c)	All or a portion of this security was out on loan at January 31, 2022. Total loaned securities had a market value of $10,211,289 as of January 31, 2022.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
January 31, 2022 (Unaudited)

		FCF
	FCF US	International
	Quality ETF	Quality ETF
ASSETS
Investments in Securities, at Value* (Including securities on
loan valued at $17,233,685 and $3,516,023, respectively)	$216,130,885	$82,095,580
Interest and Dividends Receivable	157,462	88,356
Securities Lending Income Receivable	1,374	1,573
Foreign Currency, at Value*	—	184,220
Total Assets	216,289,721	82,369,729

LIABILITIES
Payable for Securities Loaned	17,336,685	3,593,118
Management Fees Payable	100,124	40,877
Due to Custodian	3,438	—
Total Liabilities	17,440,247	3,633,995
NET ASSETS	$198,849,474	$78,735,734

NET ASSETS CONSIST OF:
Paid-in Capital	$157,157,751	$77,795,376
Total Distributable Earnings	41,691,723	940,358
Net Assets	$198,849,474	$78,735,734
* Identified Cost:
Investments in Securities	$184,148,297	$81,914,582
Foreign Currency	$—	$181,703

Net Asset Value (unlimited shares authorized):
Net Assets	$198,849,474	$78,735,734
Shares Outstanding (No Par Value)	3,850,000	2,325,000
Net Asset Value, Offering and Redemption Price per Share	$51.65	$33.86

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
January 31, 2022 (Unaudited) (Continued

	Donoghue	Donoghue	Donoghue
	Forlines	Forlines	Forlines
	Tactical High	Risk Managed	Yield Enhanced
	Yield ETF	Innovation ETF	Real Asset ETF
ASSETS
Investments in Securities, at Value* (Including
securities on loan valued at $16,891,133,
$7,319,468, and $10,211,289, respectively)	$86,831,353	$89,074,782	$71,914,878
Cash	—	—	650,319
Interest and Dividends Receivable	2	62,293	120,259
Securities Lending Income Receivable	12,814	1,251	2,328
Total Assets	86,844,169	89,138,326	72,687,784

LIABILITIES
Payable for Securities Loaned	17,263,693	7,201,121	10,429,665
Management Fees Payable	48,271	47,217	35,166
Payable for Fund Shares Redeemed	—	—	650,237
Total Liabilities	17,311,964	7,248,338	11,115,068
NET ASSETS	$69,532,205	$81,889,988	$61,572,716

NET ASSETS CONSIST OF:
Paid-in Capital	$72,355,673	$77,601,711	$58,772,165
Total Distributable Earnings (Deficit)	(2,823,468)	4,288,277	2,800,551
Net Assets	$69,532,205	$81,889,988	$61,572,716
* Identified Cost:
Investments in Securities	$87,275,234	$87,909,029	$69,320,932

Net Asset Value (unlimited shares authorized):
Net Assets	$69,532,205	$81,889,988	$61,572,716
Shares Outstanding (No Par Value)	2,875,000	3,100,000	2,350,000
Net Asset Value, Offering and
Redemption Price per Share	$24.19	$26.42	$26.20

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Period Ended January 31, 2022 (Unaudited)

		FCF
	FCF US	International
	Quality ETF	Quality ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
of $2,001 and $54,816, respectively)	$1,655,374	$638,592
Interest	58	26
Securities Lending Income	11,442	2,475
Total Investment Income	1,666,874	641,093

Expenses:
Management Fees	609,031	218,494
Total Expenses	609,031	218,494
Net Investment Income	1,057,843	422,599

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	11,776,067	887,293
Foreign Currencies	—	(56,854)
Total	11,776,067	830,439
Net Change in Unrealized Appreciation of:
Investments Securities	(6,554,136)	(5,363,699)
Foreign Currencies	—	855
Total	(6,554,136)	(5,362,844)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	5,221,931	(4,532,405)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,279,774	$(4,109,806)

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Period Ended January 31, 2022 (Unaudited) (Continued)

	Donoghue	Donoghue	Donoghue
	Forlines	Forlines	Forlines Yield
	Tactical High	Risk Managed	Enhanced Real
	Yield ETF	Innovation ETF	Asset ETF(a)
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
of $0, $1,310, and $2,833, respectively)	$1,435,197	$442,431	$94,219
Interest	10	12	2
Securities Lending Income	85,802	10,045	2,328
Total Investment Income	1,521,009	452,488	96,549

Expenses:
Management Fees	292,237	301,580	47,124
Total Expenses	292,237	301,580	47,124
Net Investment Income	1,228,772	150,908	49,425

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(2,054,182)	4,903,785	204,000
Total	(2,054,182)	4,903,785	204,000
Net Change in Unrealized Appreciation of:
Investments Securities	(1,257,570)	(10,403,251)	2,593,946
Total	(1,257,570)	(10,403,251)	2,593,946
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	(3,311,752)	(5,499,466)	2,797,946
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,082,980)	$(5,348,558)	$2,847,371

(a)	Fund commenced operations on December 13, 2021.

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
OPERATIONS
Net Investment Income	$1,057,843	$1,104,334
Net Realized Gain on Investments	11,776,067	40,737,117
Net Change in Unrealized Appreciation of Investments	(6,554,136)	16,590,442
Net Increase in Net Assets Resulting from Operations	6,279,774	58,431,893

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(19,681,904)	(757,531)
Total Distributions to Shareholders	(19,681,904)	(757,531)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	29,226,547	75,829,263
Payments for Shares Redeemed	(20,924,330)	(38,345,370)
Net Increase in Net Assets Derived
from Capital Share Transactions(a)	8,302,217	37,483,893
Net Increase (Decrease) in Net Assets	(5,099,913)	95,158,255

NET ASSETS
Beginning of Period	203,949,387	108,791,132
End of Period	$198,849,474	$203,949,387

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	525,000	1,800,000
Redemptions	(375,000)	(825,000)
Net Increase	150,000	975,000

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
OPERATIONS
Net Investment Income	$422,599	$343,425
Net Realized Gain on Investments and Foreign Currencies	830,439	2,863,740
Change in Unrealized Appreciation of
Investments and Foreign Currencies	(5,362,844)	3,640,258
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,109,806)	6,847,423

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(1,705,435)	(86,243)
Total Distributions to Shareholders	(1,705,435)	(86,243)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	25,437,450	41,236,142
Net Increase in Net Assets Derived
from Capital Share Transactions(a)	25,437,450	41,236,142
Net Increase in Net Assets	19,622,209	47,997,322

NET ASSETS
Beginning of Period	59,113,525	11,116,203
End of Period	$78,735,734	$59,113,525

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	700,000	1,200,000
Net Increase	700,000	1,200,000

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2022	Period Ended
	(Unaudited)	July 31, 2021(a)
OPERATIONS
Net Investment Income	$1,228,772	$1,841,662
Net Realized Loss on Investments and Foreign Currencies	(2,054,182)	(227,604)
Change in Unrealized Appreciation of
Investments and Foreign Currencies	(1,257,570)	813,689
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,082,980)	2,427,747

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(1,504,900)	(1,599,003)
Total Distributions to Shareholders	(1,504,900)	(1,599,003)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,582,805	95,676,528
Payments for Shares Redeemed	(24,414,677)	(7,553,315)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(b)	(15,831,872)	88,123,213
Net Increase (Decrease) in Net Assets	(19,419,752)	88,951,957

NET ASSETS
Beginning of Period	88,951,957	—
End of Period	$69,532,205	$88,951,957

(a)	Fund commenced operations on December 7, 2020.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	350,000	3,825,000
Redemptions	(1,000,000)	(300,000)
Net Increase (Decrease)	(650,000)	3,525,000

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2022	Period Ended
	(Unaudited)	July 31, 2021(a)
OPERATIONS
Net Investment Income	$150,908	$61,671
Net Realized Gain on Investments and Foreign Currencies	4,903,785	3,487,656
Change in Unrealized Appreciation of
Investments and Foreign Currencies	(10,403,251)	11,569,004
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,348,558)	15,118,331

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(4,065,017)	(18,013)
Total Distributions to Shareholders	(4,065,017)	(18,013)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	17,087,337	85,427,155
Payments for Shares Redeemed	(13,145,980)	(13,165,267)
Net Increase in Net Assets Derived
from Capital Share Transactions(b)	3,941,357	72,261,888
Net Increase (Decrease) in Net Assets	(5,472,218)	87,362,206

NET ASSETS
Beginning of Period	87,362,206	—
End of Period	$81,889,988	$87,362,206

(a)	Fund commenced operations on December 7, 2020.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	600,000	3,425,000
Redemptions	(450,000)	(475,000)
Net Increase	150,000	2,950,000

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
January 31, 2022(a)
(Unaudited)
OPERATIONS
Net Investment Income	$49,425
Net Realized Gain on Investments and Foreign Currencies	204,000
Change in Unrealized Appreciation of Investments and Foreign Currencies	2,593,946
Net Increase in Net Assets Resulting from Operations	2,847,371

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(46,820)
Total Distributions to Shareholders	(46,820)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	62,008,843
Payments for Shares Redeemed	(3,236,678)
Net Increase in Net Assets Derived from Capital Share Transactions(b)	58,772,165
Net Increase in Net Assets	61,572,716

NET ASSETS
Beginning of Period	—
End of Period	$61,572,716

(a)	Fund commenced operations on December 13, 2021.
(b)	Summary of capital share transactions is as follows:

Shares
Subscriptions	2,475,000
Redemptions	(125,000)
Net Increase	2,350,000

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2022		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2021	2020	2019	2018	2017(a)
Net Asset Value,
Beginning of Period/Year	$55.12		$39.92	$37.59	$36.41	$29.81	$25.00

Income from
Investment Operations:
Net Investment Income(b)	0.29		0.28	0.25	0.30	0.21	0.16
Net Realized and Unrealized
Gain on Investments	1.56		15.11	2.36	1.07	6.53	4.70
Total from
Investment Operations	1.85		15.39	2.61	1.37	6.74	4.86

Less Distributions:
From Net Investment Income	(0.47)		(0.19)	(0.28)	(0.19)	(0.14)	(0.05)
Distributions from
Net Realized Gain	(4.85)		—	—	—	—	—
Total Distributions	(5.32)		(0.19)	(0.28)	(0.19)	(0.14)	(0.05)
Net Asset Value,
End of Period/Year	$51.65		$55.12	$39.92	$37.59	$36.41	$29.81
Total Return	2.73	%(c)	38.64%	6.97%	3.89%	22.62%	19.47	%(c)

Supplemental Data:
Net Assets at End
of Period/Year (000’s)	$198,849		$203,949	$108,791	$124,056	$99,214	$27,574

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Net Investment Income
to Average Net Assets	1.03	%(d)	0.61%	0.68%	0.84%	0.60%	0.68	%(d)
Portfolio Turnover Rate(e)	26	%(c)	98%	83%	49%	42%	63	%(c)

(a)	Commencement of operations on September 27, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2022		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2021	2020	2019	2018	2017(a)
Net Asset Value,
Beginning of Period/Year	$36.38		$26.16	$26.02	$26.93	$25.48	$25.00

Income from
Investment Operations:
Net Investment Income(b)	0.21		0.44	0.25	0.37	0.34	0.01
Net Realized and Unrealized
Gain (Loss) on Investments	(2.00)		9.98	0.40	(1.08)	1.18	0.47
Total from
Investment Operations	(1.79)		10.42	0.65	(0.71)	1.52	0.48

Less Distributions:
From Net Investment Income	(0.31)		(0.20)	(0.51)	(0.20)	(0.07)	—
Distributions from
Net Realized Gain	(0.42)		—	—	—	—	—
Total Distributions	(0.73)		(0.20)	(0.51)	(0.20)	(0.07)	—
Net Asset Value,
End of Period/Year	$33.86		$36.38	$26.16	$26.02	$26.93	$25.48
Total Return	-5.04	%(c)	39.96%	2.42%	-2.47%	5.97%	1.92	%(c)

Supplemental Data:
Net Assets at End
of Period/Year (000’s)	$78,736		$59,114	$11,116	$12,361	$10,098	$3,822

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Net Investment Income
to Average Net Assets	1.14	%(d)	1.32%	1.00%	1.48%	1.28%	0.35	%(d)
Portfolio Turnover Rate(e)	22	%(c)	87%	45%	43%	83%	0	%(c)

(a)	Commencement of operations on June 27, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	January 31, 2022		Period Ended
	(Unaudited)		July 31, 2021(a)
Net Asset Value, Beginning of Period	$25.23		$25.00

Income from Investment Operations:
Net Investment Income(b)	0.36		0.57
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		0.15
Total from Investment Operations	(0.60)		0.72

Less Distributions:
From Net Investment Income	(0.44)		(0.49)
Total Distributions	(0.44)		(0.49)
Net Asset Value, End of Period	$24.19		$25.23
Total Return	-2.45	%(c)	2.92	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$69,532		$88,952

Ratios to Average Net Assets(f):
Expenses to Average Net Assets	0.69	%(d)	0.69	%(d)
Net Investment Income to Average Net Assets	2.90	%(d)	3.54	%(d)
Portfolio Turnover Rate(e)	590	%(c)	327	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Income and expense ratios presented do not reflect the income and expenses of underlying funds.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	January 31, 2022		Period Ended
	(Unaudited)		July 31, 2021(a)
Net Asset Value, Beginning of Period	$29.61		$25.00

Income from Investment Operations:
Net Investment Income(b)	0.05		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(3.19)		4.60
Total from Investment Operations	(3.14)		4.62

Less Distributions:
From Net Investment Income	(0.05)		(0.01)
Total Distributions	(0.05)		(0.01)
Net Asset Value, End of Period	$26.42		$29.61
Total Return	-6.57	%(c)	18.48	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$81,890		$87,362

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69	%(d)	0.69	%(d)
Net Investment Income to Average Net Assets	0.35	%(d)	0.11	%(d)
Portfolio Turnover Rate(e)	42	%(c)	40	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	January 31, 2022(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.02
Net Realized and Unrealized Gain on Investments	1.20
Total from Investment Operations	1.22

Less Distributions:
From Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$26.20
Total Return	4.89	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$61,573

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69	%(d)
Net Investment Income to Average Net Assets	0.72	%(d)
Portfolio Turnover Rate(e)	0	%(c)

(a)	Commencement of operations on December 13, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited)

1.  ORGANIZATION

The FCF US Quality ETF (formerly known as the TrimTabs U.S. Free Cash Flow Quality ETF) (“TTAC”), FCF International Quality ETF (formerly known as the TrimTabs International Free Cash Flow Quality ETF) (“TTAI”), Donoghue Forlines Tactical High Yield ETF (formerly known as the TrimTabs Donoghue Forlines Tactical High Yield ETF) (“DFHY”), Donoghue Forlines Risk Managed Innovation ETF (formerly known as the TrimTabs Donoghue Forlines Risk Managed Innovation ETF) (“DFNV”) and Donoghue Forlines Yield Enhanced Real Asset ETF (“DFRA”) (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). FCF US Quality ETF commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. FCF International Quality ETF commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the S&P Developed ex-U.S. BMI Index, with similar volatility to the S&P Developed ex-U.S. BMI Index. Donoghue Forlines Tactical High Yield ETF commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Tactical High Yield Index. DFHY is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. Donoghue Forlines Risk Managed Innovation ETF commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Risk Managed Quality Innovation Index. Donoghue Forlines Yield Enhanced Real Asset ETF commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Yield Enhanced Real Asset Index.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. FCF US Quality ETF charges $500 for the standard fixed creation fee, FCF International Quality ETF charges $2,000 for the standard fixed creation fee, and Donoghue Forlines Tactical High Yield ETF, Donoghue Forlines Risk Managed Innovation ETF and Donoghue Forlines Yield Enhanced Real Asset ETF each charge $250 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. There were no variable fees charged in any Fund during the reporting period. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes:  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2021, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.

Currency Translation:  Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statement of Operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications:  The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust and Funds’

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  However, based on industry experience, the Funds expect that risk of loss to be remote.

Reclassification of Capital Accounts:  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
FCF US Quality ETF	$(9,513,474)	$9,513,474
FCF International Quality ETF	$—	$—
Donoghue Forlines Tactical High Yield ETF	$(64,332)	$64,332
Donoghue Forlines Risk
Managed Innovation ETF	$(1,398,466)	$1,398,466
Donoghue Forlines Yield
Enhanced Real Asset ETF	n/a	n/a

During the fiscal year ended July 31, 2021, the Funds realized the following net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.  Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Gains from
In-Kind Redemptions
FCF US Quality ETF	$9,519,550
FCF International Quality ETF	$—
Donoghue Forlines Tactical High Yield ETF	$65,191
Donoghue Forlines Risk Managed Innovation ETF	$1,405,309
Donoghue Forlines Yield Enhanced Real Asset ETF	n/a

Underlying Investment in Other Investment Companies:  The Donoghue Forlines Tactical High Yield ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Tactical High Yield Index.  The Fund seeks to achieve its investment objective by investing in Underlying ETFs. During the period ended January 31, 2022, the Fund invested a portion of its assets in the Vanguard Intermediate-Term Treasury ETF.  As of January 31, 2022, the percentage of the Donoghue Forlines Tactical High Yield ETF’s total net assets invested in the Vanguard Intermediate-Term Treasury ETF was 20.3%.  Vanguard Intermediate-Term Treasury ETF’s financial statements can be found by accessing the SEC’s website at www.sec.gov.

Subsequent Events:  The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Refer to Note 10 for more information about subsequent events.

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January 31, 2022 (Unaudited) (Continued)

3.  SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs

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may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2022:

FCF US Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total

Common Stocks	$—	$192,641,705	$—	$—	$192,641,705
REITs	—	5,267,691	—	—	5,267,691
Money Market Fund	—	884,804	—	—	884,804
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	17,336,685	—	—	—	17,336,685
Total Investments	$17,336,685	$198,794,200	$—	$—	$216,130,885

FCF International Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total

Common Stocks	$—	$77,178,685	$—	$—	$77,178,685
REITs	—	1,024,449	—	—	1,024,449
Money Market Fund	—	299,328	—	—	299,328
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	3,593,118	—	—	—	3,593,118
Total Investments	$3,593,118	$78,502,462	$—	$—	$82,095,580

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January 31, 2022 (Unaudited) (Continued)

Donoghue Forlines Tactical High Yield ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$—	$69,425,902	$—	$—	$69,425,902
Money Market Fund	—	141,758	—	—	141,758
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	17,263,693	—	—	—	17,263,693
Total Investments	$17,263,693	$69,567,660	$—	$—	$86,831,353

Donoghue Forlines Risk Managed Innovation ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$81,659,602	$—	$—	$81,659,602
Money Market Fund	—	214,059	—	—	214,059
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	7,201,121	—	—	—	7,201,121
Total Investments	$7,201,121	$81,873,661	$—	$—	$89,074,782

Donoghue Forlines Yield Enhanced Real Asset ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$44,669,830	$—	$—	$44,669,830
Preferred Stock	—	1,050,595	—	—	1,050,595
Master Limited
Partnerships	—	6,198,079	—	—	6,198,079
REITs	—	9,382,873	—	—	9,382,873
Money Market Fund	—	183,836	—	—	183,836
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	10,429,665	—	—	—	10,429,665
Total Investments	$10,429,665	$61,485,213	$—	$—	$71,914,878

^	See Schedule of Investments for sector breakouts.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 8 for additional information regarding securities lending.

The Funds did not invest in any Level 3 securities during the period.

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January 31, 2022 (Unaudited) (Continued)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund’s will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

4.  OTHER RELATED PARTY TRANSACTIONS

FCF Advisors LLC (formerly TrimTabs Asset Management, LLC) (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, TTAC and TTAI each pay the Adviser 0.59% and DFHY, DFNV and DFRA each pay the Adviser 0.69% at an annual rate based on each Fund’s average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Donoghue Forlines LLC (“Donoghue” or “the Sub-Adviser”) acts as the Sub-Adviser to DFHY, DFNV, and DFRA. The Sub-Adviser has responsibility to make day-to-day investment decisions for DFHY, DFNV, and DFRA and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Donoghue are paid by the Adviser. For the services it provides to DFHY, DFNV, and DFRA, the Sub-Adviser is compensated by the Adviser from the management fees paid by DFHY, DFNV, and DFRA to the Adviser.

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund

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January 31, 2022 (Unaudited) (Continued)

Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).  On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside.  The Board approved continuing the distribution agreement with Quasar at the close of the transaction which occurred on September 30, 2021.

The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

6.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2022, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
FCF US Quality ETF	$51,529,194	$69,286,223
FCF International Quality ETF	$15,940,109	$16,746,643
Donoghue Forlines Tactical High Yield ETF	$488,793,844	$489,073,874
Donoghue Forlines Risk
Managed Innovation ETF	$36,131,198	$40,046,133
Donoghue Forlines Yield
Enhanced Real Asset ETF	$246,157	$32,117

For the period ended January 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
FCF US Quality ETF	$28,692,882	$20,546,641
FCF International Quality ETF	$24,738,094	$—
Donoghue Forlines Tactical High Yield ETF	$8,557,349	$24,376,000
Donoghue Forlines Risk
Managed Innovation ETF	$17,062,457	$13,117,826
Donoghue Forlines Yield
Enhanced Real Asset ETF	$61,584,955	$3,211,599

For the period ended January 31, 2022, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

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January 31, 2022 (Unaudited) (Continued)

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2021 were as follows:

	FCF US	FCF International
	Quality ETF	Quality ETF
Tax cost of investments	$165,935,062	$53,438,327
Gross tax unrealized appreciation	40,332,323	6,654,401
Gross tax unrealized depreciation	(1,819,474)	(1,209,237)
Net tax unrealized appreciation	38,512,849	5,445,164
Undistributed ordinary income	3,274,669	382,859
Undistributed long-term capital gains	13,306,336	927,184
Total accumulated gain	16,581,005	1,310,043
Other accumulated gain (loss)	(1)	392
Distributable earnings	$55,093,853	$6,755,599

	Donoghue Forlines	Donoghue Forlines
	Tactical High	Risk Managed
	Yield ETF	Innovation ETF
Tax cost of investments	$117,720,617	$76,467,417
Gross tax unrealized appreciation	822,803	13,162,004
Gross tax unrealized depreciation	(290,567)	(1,593,000)
Net tax unrealized appreciation	532,236	11,569,004
Undistributed ordinary income	242,659	2,132,848
Undistributed long-term capital gains	—	—
Total accumulated gain	242,659	2,132,848
Other accumulated loss	(10,483)	—
Distributable earnings	$764,412	$13,701,852

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At July 31, 2021, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
FCF US Quality ETF	$—	$—	Indefinite
FCF International Quality ETF	$—	$—	Indefinite
Donoghue Forlines Tactical High Yield ETF	$10,483	$—	Indefinite
Donoghue Forlines Risk
Managed Innovation ETF	$—	$—	Indefinite

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January 31, 2022 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended July 31, 2021 and the fiscal year ended July 31, 2020 was as follows:

	Ordinary Income
	July 31, 2021	July 31, 2020
FCF US Quality ETF	$757,531	$915,650
FCF International Quality ETF	$86,243	$244,461
Donoghue Forlines Tactical High Yield ETF	$1,599,003	$—
Donoghue Forlines Risk Managed Innovation ETF	$18,013	$—

DFRA was launched after July 31, 2021, therefore there is not any federal income tax information.

8.  SECURITIES LENDING

Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the market value of the securities loaned. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.

Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of January 31, 2022, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

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NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

Amount Held at
January 31, 2022
FCF US Quality ETF	$17,336,685
FCF International Quality ETF	$3,593,118
Donoghue Forlines Tactical High Yield ETF	$17,263,693
Donoghue Forlines Risk Managed Innovation ETF	$7,201,121
Donoghue Forlines Yield Enhanced Real Asset ETF	$10,429,665

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

9.  CERTAIN RISKS

Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if Shares are held in a taxable account.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

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January 31, 2022 (Unaudited) (Continued)

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk.  A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.

Futures Contracts Risk.  Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Downside Protection Model Risk.  Neither the Adviser nor the Sub-Adviser can offer assurances that the downside protection model employed by DFNV’s Underlying Index methodology will achieve its intended results, or that downside protection will be provided during periods of time when the Equity Portfolio is declining or during any period of time deemed to be a bear market. For example, the Underlying Index methodology would not have triggered a signal to employ the downside protection model during the market volatility experienced in March 2020. While significant dips occurred in the market at that time, the bear market environment was short lived, and markets began recovering relatively quickly. As discussed above, signals are typically only triggered during prolonged bear markets, meaning that the signal is triggered based on the duration of the decline not the amount of the decline. Accordingly, while the signal would not have triggered in March 2020, it would have triggered during the financial crisis of 2007-2008, during which a prolonged bear market occurred. Investment in a

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January 31, 2022 (Unaudited) (Continued)

fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged bear market environments may not be appropriate for every investor seeking a particular risk profile.

Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser’s ability to evaluate such companies or impact TTAI’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

Equity Investing Risk.  An investment in TTAC, TTAI, DFNV or DFRA involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ESG Evaluation Risk. The ESG factors utilized in rating TTAC’s or TTAI’s portfolio and individual securities may vary across eligible investments and issuers, and not every ESG factor may be identified or evaluated by the Adviser. TTAC’s and TTAI’s portfolio will not be solely based on ESG considerations and, therefore, the issuers in which a Fund invests may not be considered ESG focused issuers. In addition, because individual securities are only excluded from TTAC’s and TTAI’s portfolio based on their ESG rating if the Portfolio ESG Score fails to satisfy the ESG Criteria, the Fund will likely invest in securities that, individually, would not satisfy the ESG Criteria. The evaluation of ESG ratings may affect TTAC’s and TTAI’s exposure to certain issuers or industries and may not work as intended. The Funds may underperform other funds that do not assess an issuer’s ESG rating or that use a different methodology or different factors to determine a security’s or an entire portfolio’s ESG rating. Information used by the Adviser to evaluate the ESG rating of TTAC’s or TTAI’s portfolio or any individual security may not be readily available, complete or accurate, and may vary across providers and issuers, as ESG is not a uniformly defined characteristic. There is no guarantee that screening TTAC’s or TTAI’s portfolio or individual securities based on their ESG ratings will increase the Fund’s performance.

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ETF Risk.  As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, shares may trade at a discount to net asset value (or “NAV”) and possibly face delisting.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

International Closed Market Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are valued by the Fund. As a result, shares may appear to trade at a significant discount or premium to NAV.

Large Shareholder Risk. Certain shareholders, including the Adviser, the Sub-Adviser or their respective affiliates, or groups of related shareholders, such as those investing in one or more model portfolios, may own a substantial amount of the Fund’s shares. The disposition of Fund shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.  The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Europe Risk.  Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced

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NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

•
United Kingdom Risk. Following a referendum in June 2016, the United Kingdom (the “UK”) formally exited from the European Union (the “EU”) on January 31, 2020 (known as “Brexit”). Brexit’s impact could be significant and may result in increased volatility and illiquidity, potentially lower economic growth on markets in the UK, Europe, and globally, and changes in legal and regulatory regimes to which certain Fund assets are or become subject, any of which may adversely affect the value of TTAI’s investments. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of Brexit remains unclear, and the uncertainty may have a significant negative effect on the value of the TTAI’s investments.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Region Risk.  To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

High Yield (Junk Bond) Securities Risk.  High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they

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January 31, 2022 (Unaudited) (Continued)

may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.

Index-Based Strategy Risk. With respect to each of DFHY, DFNV, and DFRA, the Fund is managed as an index-based fund that seeks to track the performance of its Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Additionally, the Fund generally rebalances and reconstitutes its portfolio, and implements downside protection allocations, in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance, reconstitution or downside protection trigger schedule will typically result in corresponding changes to the Fund’s rebalance, reconstitution or downside protection trigger schedule.

Index Calculation Risk.  Each of DFHY’s, DFNV’s and DFRA’s Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index and to determine whether a “buy” or “sell” trigger should be issued, including information that may be based on assumptions and estimates. DFHY, DFNV, DFRA, the Index Provider, the Adviser, the Sub-Adviser, the Underlying Index calculation agent and any of their affiliates cannot offer assurances that an Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or the appropriate trigger at any particular time.

Index Correlation Risk.  While the Sub-Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Funds’ returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

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Investment Risk.  An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. Investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk.  Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that an Underlying ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Underlying ETF may not receive full value for those assets, which will reduce the value of the Underlying ETF’s shares, and in turn, the value of the Fund’s investment in such shares.

Management Risk.  Each of TTAC and TTAI is actively managed using proprietary systematic stock selection models (the “Systematic Models”), which are based on the Adviser’s research and analysis.  There can be no guarantee that the Fund will achieve its investment objective or that the Systematic Models will produce intended results.  The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Systematic Models and/or the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the Systematic Models. Any of these factors could result in the Fund underperforming comparable investment vehicles.

Market Events Risk.  The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and has heightened pre-existing political, social and

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January 31, 2022 (Unaudited) (Continued)

economic concerns. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s net asset value (“NAV”). The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by DFRA were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in DFRA and lower income.

Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, DFRA is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.

REITs Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. DFRA may be

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subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.

Sampling Risk. The use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater. In addition, by sampling the securities in the Underlying Index, the Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error.

Sector Focus Risk.  To the extent that the Fund’s investments are focused on a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector, industry or group of industries could increase the Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risks and the possibility of greater price volatility than customarily is associated with investing in larger, more established companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, and often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because such securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the performance of small and medium capitalization companies may be more volatile and they may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tactical Overlay Risk.  Neither the Adviser nor the Sub-Adviser can offer assurances that the tactical overlay process employed by DFHY’s Underlying Index methodology will achieve its intended results. Investment in a fund that utilizes a tactical overlay that seeks to minimize risk may not be appropriate for every investor seeking a particular risk profile.

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Underlying ETFs Risk. In seeking to track its Underlying Index, each of DFHY and DFNV may invest a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.

U.S. Treasury Securities Risk.  U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of U.S. Treasury securities or Underlying ETFs providing exposure to such securities to decline.

10.  SUBSEQUENT EVENTS

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

On March 28, 2022, the broad-based securities market index for the FCF International Quality ETF changed from the S&P Developed Ex-U.S. BMI® to the MSCI All Country World Index ex USA. The Fund’s broad-based securities market index was changed to the MSCI All Country World Index ex USA in order to more closely align with the Fund’s principal investment strategy, which includes exposure to emerging markets countries. This change will also result in changes to the Fund’s investment objective.

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1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.fcf-funds.com.

2.  FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended July 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FCF US Quality ETF	80.45%
FCF International Quality ETF	100.00%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Risk Managed Innovation ETF	14.48%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2021, was as follows:

FCF US Quality ETF	80.42%
FCF International Quality ETF	0.70%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Risk Managed Innovation ETF	13.88%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

FCF US Quality ETF	0.00%
FCF International Quality ETF	0.00%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Risk Managed Innovation ETF	0.00%

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT.  The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.  Each Fund’s portfolio holdings are posted daily on their website at www.fcf-funds.com.

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4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.fcf-funds.com.  Information on how the Funds voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

5.  INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

At a meeting held on November 18, 2021, the Board of Trustees (the “Board”) of TrimTabs ETF Trust (the “Trust”), including the Trustees of the Trust who were not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreement between TrimTabs Asset Management, LLC (“TTAM”)1 and the Trust (the “Advisory Agreement”) and the Sub-Advisory Agreement between TTAM and Donoghue Forlines LLC (“Donoghue”) (the “Sub-Advisory Agreement”), each on behalf of the Donoghue Forlines Yield Enhanced Real Asset ETF (“DFRA”).

In evaluating the Advisory Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials furnished by TTAM and Donoghue. The Board considered the following factors, among others, in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement: (1) the nature, extent, and quality of the services proposed to be provided by TTAM and Donoghue; (2) a comparison of the fees and expenses of DFRA to its Peer Group; (3) the proposed profitability to TTAM and Donoghue; (4) the extent to which economies of scale might be realized as DFRA grows; and (5) any ancillary benefits to be derived by TTAM and Donoghue from their relationships with DFRA.

In addition, prior to approving the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustees met in executive session with counsel to the Independent Trustees without representatives of TTAM or Donoghue.  The Independent Trustees reviewed with counsel to the Independent Trustees the legal standards applicable to their consideration of the Advisory Agreement and Sub-Advisory Agreement for DFRA.  The Independent Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement and the weight to be given to each such factor.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services to be provided by TTAM and Donoghue with respect to DFRA, the Board reviewed the services proposed to be provided by each of TTAM and Donoghue to DFRA, as well as the portfolio
____________

[1]	Effective November 29, 2021, TTAM’s name was changed to FCF Advisors LLC.

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January 31, 2022 (Unaudited) (Continued)

management services that Donoghue proposed to provide to DFRA. Among other things, the Board considered the quality of the services TTAM has historically provided to the Trust, information provided by Donoghue regarding the proposed portfolio management personnel for DFRA, which the Board noted was the same portfolio management team on the other series of the Trust sub-advised by Donoghue, and the financial condition of each of TTAM and Donoghue.  The Board also considered that DFRA would utilize an index-based strategy pursuant to which TTAM’s affiliate would serve as index provider.

Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services proposed to be provided by TTAM and Donoghue supported approval of the Advisory Agreement and Sub-Advisory Agreement.

Comparative Fees and Expenses

The Board discussed the information provided by TTAM and Donoghue on DFRA’s proposed investment advisory fee and expenses. The Board reviewed the advisory fee to be paid by DFRA and its anticipated expense ratio, and considered the fees and expenses paid by the funds comprising DFRA’s Peer Group. Specifically, the Board noted that DFRA’s proposed advisory fee and expense ratio were both higher than the median and average advisory fees and expense ratios of its Peer Group, but below the maximum. Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that DFRA’s proposed fee and expenses supported approval of the Advisory Agreement and Sub-Advisory Agreement.

Costs and Profitability

The Board evaluated the compensation and benefits expected to be received by TTAM and Donoghue from their relationship with DFRA, taking into account projections of TTAM’s and Donoghue’s anticipated profitability at different asset levels. In this regard, the Board took into consideration that the advisory fee for DFRA was structured as a “unitary fee,” pursuant to which TTAM would pay all expenses of DFRA, except for the management fee, payments under DFRA’s Rule 12b-1 plan (if any), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or DFRA may be a party and indemnification of the Trustees and officers with respect thereto), and considered the benefits that would accrue to DFRA as a result of this fee structure. The Board noted that TTAM would therefore be contractually responsible for compensating the Trust’s other service providers and paying DFRA’s other expenses out of its own fees and resources. The Board also considered the extent to which Donoghue would bear a majority of these expenses pursuant to the Sub-Advisory Agreement, pursuant to which TTAM would delegate to DFRA the obligation to pay the foregoing expenses (except for certain expenses paid by TTAM). The Board noted that, under the proposed Sub-Advisory

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January 31, 2022 (Unaudited) (Continued)

Agreement, Donoghue would likely supplement a majority of the costs of operating DFRA for some period of time.

Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the estimated profits to be realized by TTAM and Donoghue with respect to DFRA appeared to be reasonable and supported approval of the Advisory Agreement and Sub-Advisory Agreement.

Economies of Scale

The Board considered the information provided by TTAM and Donoghue as to the extent to which economies of scale may be realized as DFRA grows and whether the anticipated fee levels reflect economies of scale for the benefit of shareholders. The Board noted that, because the advisory fee schedule for DFRA did not currently include breakpoints, any reduction in fixed costs associated with the management of DFRA would be enjoyed by TTAM and Donoghue; however, the Board also noted that the unitary fee structure provides a level of certainty in expenses for DFRA. The Board then considered whether the proposed advisory fee rate for DFRA was reasonable in relation to the projected asset size of DFRA. The Board considered TTAM’s and Donoghue’s views on their expectations for growth, noting that, initially, TTAM and Donoghue did not anticipate any material economies of scale.

Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing future economies of scale was not a material factor in connection with the approval of the Advisory Agreement and Sub-Advisory Agreement.

Ancillary Benefits

The Board then considered the extent to which TTAM and Donoghue might derive ancillary (or fall-out) benefits as a result of their relationships with DFRA.  For example, the Board noted that TTAM and Donoghue may engage in soft dollar transactions in the future, although neither currently plans to do so. The Board also noted that TTAM and Donoghue may obtain a reputational benefit from the success of DFRA or the other series of the Trust.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor in connection with the approval of the Advisory Agreement or Sub-Advisory Agreement.

Conclusion

Based on their review of the facts and circumstances related to the Advisory Agreement and Sub-Advisory Agreement, the Trustees concluded that DFRA could benefit from TTAM’s and Donoghue’s management.  Thus, the Board determined that the approval of the Advisory Agreement and Sub-Advisory Agreement with respect to DFRA was appropriate and in the best interest of DFRA.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors.  Based on their review, including

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January 31, 2022 (Unaudited) (Continued)

consideration of each of the factors referenced above, the Trustees determined, in the exercise of their reasonable business judgment, that the advisory and sub-advisory arrangements for DFRA, as outlined in the Advisory Agreement and Sub-Advisory Agreement, respectively, were fair and reasonable in light of the services proposed to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement and Sub-Advisory Agreement each on behalf of DFRA.

6.  REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act (the “Rule”), each series (each, a “Fund,” and, collectively, the “Funds”) of TrimTabs ETF Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by FCF Advisors LLC, investment adviser to the Funds, as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk (no less frequently than annually), based on factors specific to the circumstances of the Funds. In this regard, each Fund qualifies as an “In-Kind ETF” under the Rule because it meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. In-Kind ETFs are exempt from the Rule’s classification and highly liquid investment minimum provisions.

At a meeting of the Board of Trustees of the Trust (the “Board”) held on September 27, 2021, the Board received a report from the Program Administrator (the “Report”) addressing the operation and management of the Program for the period from June 1, 2020 through May 31, 2021 (the “Review Period”), with respect to the following Funds:  FCF US Quality ETF, FCF International Quality ETF, Donoghue Forlines Tactical High Yield ETF and Donoghue Forlines Risk Managed Innovation ETF. The Report noted that, for the Review Period, the Program Administrator believed that the Program operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with the Rule. The Report noted that, during the Review Period, the Funds did not invest in illiquid investments, all of their investments were highly liquid, and all orders were transacted in kind with only a de minimis amount of cash. Further, the Report noted that no material changes were made to the Program as a result of the Program Administrator’s annual review.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

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January 31, 2022 (Unaudited) (Continued)

7.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o FCF Advisors LLC 1345 Avenue of the Americas, 2nd Floor, New York, NY, 10105.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees
Stephen J. Posner	Trustee	Since	Retired Since	5	Director, TrimTabs
YOB: 1944		2014	2014.		Investment Research
					(2016-2017)**

David A. Kelly	Trustee	Since	Founder and	5	None
YOB: 1938		2015	President, Three
			Lakes Advisors, Inc.
			(1996-Present)

Interested Trustee*
Jacob Pluchenik	Trustee	Since	Managing Member,	5	None
YOB: 1976		June	GF Investments
		2021	(2005-Present);
			Member, FCF
			Advisors LLC
			(2016-Present)

*	Mr. Pluchenik is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his ownership interest in the Adviser.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

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January 31, 2022 (Unaudited) (Continued)

Term of
	Position(s)	Office and
Name, Year	Held with	Length of
of Birth	the Trust	Time Served	Principal Occupation During Past Five Years
Officers
Bob Shea	President	Since	CEO and Chief Investment Officer, FCF Advisors
YOB: 1962	and	January 2021	LLC (2020-Present) and Portfolio Manager
	Principal		(2021-Present); President and Co-Chief Investment
	Executive		Officer, W.E. Donoghue & Co., LLC (2017-2019);
	Officer		Co-Founder, CEO and Strategic Advisor,
JA Forlines Global (2009-2017)

Derin Cohen	Chief	Chief	Chief Operating & Compliance Officer, FCF Advisors
YOB: 1991	Compliance	Compliance	LLC (2019-Present) and Vice President, Marketing and
	Officer and	Officer,	Operations (2017-2019); Lead Generation Associate,
	Anti-Money	Anti-Money	SinglePlatform (2017-2017); Internal Control Associate,
	Laundering	Laundering	Maxim Group LLC, (2013-2017)
	Officer	Officer
	Formerly:	since 2019;
	Vice	Vice President
	President	(2018-2019)

Vince (Qijun) Chen	Vice	Since 2019	Quantitative Analyst, FCF Advisors LLC (2017-Present)
YOB: 1994	President,		and Portfolio Manager (2021-Present); Application
	Treasurer,		Developer, NYC Human Resources Administration
	and		(2017-2017)
Principal
Financial
Officer

Investment Adviser
FCF Advisors LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Investment Sub-Adviser
Donoghue Forlines LLC
One International Place, Suite 2920
Boston, MA 02110

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of TrimTabs ETF Trust.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TrimTabs ETF Trust

By (Signature and Title)* /s/ Robert J. Shea Jr.
  Robert J. Shea Jr., President (Principal Executive Officer)

Date    4/4/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert J. Shea Jr.
  Robert J. Shea Jr., President (Principal Executive Officer)

Date    4/4/2022

By (Signature and Title)*  /s/ Vince Qijun Chen
Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date    4/4/2022

* Print the name and title of each signing officer under his or her signature.